Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Net income	$ 4,024	$ 3,246	$ 7,633	$ 5,934
Reversal of non-cash items and other adjustments	2,954	2,400	5,666	4,897
Dividends received from associated companies and others	1	1	1	1
Interest received	39	71	161	235
Interest paid	(248)	(255)	(480)	(402)
Other financial receipts	398		398
Other financial payments	8	(65)	(13)	(94)
Income taxes paid	(675)	(473)	(1,215)	(1,049)
Net cash flows from operating activities before working capital and provision changes	6,501	4,925	12,151	9,522
Payments out of provisions and other net cash movements in non-current liabilities	(279)	(288)	(516)	(631)
Change in net current assets and other operating cash flow items	442	238	(1,326)	(1,751)
Net cash flows from operating activities	6,664	4,875	10,309	7,140
Purchases of property, plant and equipment	(331)	(260)	(585)	(487)
Proceeds from sale of property, plant and equipment	1	37	11	38
Purchases of intangible assets	(227)	(468)	(1,467)	(1,397)
Proceeds from sale of intangible assets		20		20
Purchases of financial assets	(22)	(45)	(40)	(92)
Proceeds from sale of financial assets	20	647	45	710
Acquisitions and divestments of interests in associated companies, net	(3)	(12)	(6)	4
Acquisitions and divestments of businesses, net	(138)	(3,319)	(142)	(3,598)
Acquisitions applying optional concentration test	(1,537)		(1,537)
Purchases of marketable securities, commodities and time deposits	(36)	(237)	(73)	(240)
Proceeds from sale of marketable securities, commodities and time deposits	30	430	1,881	936
Net cash flows (used in)/from investing activities	(2,243)	(3,207)	(1,913)	(4,106)
Dividends paid to shareholders of Novartis AG	(2,485)	(2,417)	(7,818)	(7,624)
Purchases of treasury shares	(2,714)	(1,616)	(5,430)	(2,715)
Proceeds from exercised options and other treasury share transactions, net	20	25	21	25
Proceeds from non-current financial debts		2,473		2,473
Repayments of the current portion of non-current financial debts	(603)	(2,150)	(1,613)	(2,150)
Change in current financial debts	850	569	1,406	1,789
Payments of lease liabilities	(66)	(59)	(135)	(126)
Payments from changes in ownership interests in consolidated subsidiaries		(47)		(47)
Other financing cash flows, net	(215)	22	(192)	11
Net cash flows used in financing activities	(5,213)	(3,200)	(13,761)	(8,364)
Net change in cash and cash equivalents before effect of exchange rate changes	(792)	(1,532)	(5,365)	(5,330)
Effect of exchange rate changes on cash and cash equivalents	382	(34)	562	(160)
Net change in cash and cash equivalents	(410)	(1,566)	(4,803)	(5,490)
Cash and cash equivalents at beginning of period	7,066	9,469	11,459	13,393
Cash and cash equivalents at end of period	$ 6,656	$ 7,903	$ 6,656	$ 7,903